SCHEDULE OF ANALYSIS OF TRADE RECEIVABLES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Trade receivables, net	$ 2,495,302	$ 1,394,545
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	1,866,294	1,219,953
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	21,500	158,350
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	$ 607,508	$ 16,242